SCHEDULE OF (LOSS) PROFIT BEFORE INCOME TAX (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss Before Income Tax
Cost of revenue	$ 2,827,046	$ 5,826,922
Depreciation expenses of:
- Property, plant and equipment	70,156	23,567
- Right-of-use assets	21,197	20,319
Provision for allowance for expected credit losses on trade receivables	474,654	305,631
Employee benefits expenses (including directors’ remuneration):
- Salaries and allowances	691,461	889,629
- Pension scheme contribution	$ 59,186	$ 72,367